Change in Control (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 23, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Discharged loan from Director converted to additional paid-in capital				$ 3,731
Three Parties [Member]
Equity investment ownership interest to be acquired	78.74%
Aggregate common stock shares acquired	4,000,000
Mr. Dabasinkas [Member]
Proceeds from business acquisition	$ 443,079
Outstanding loan forgiven	$ 3,731
Securities Purchase Agreement [Member]
Equity investment ownership interest to be acquired	78.74%
Common stock acquired by related party	4,000,000
Securities Purchase Agreement [Member] | Mr. Dabasinkas [Member]
Amount received by related party under agreement	$ 443,079
Discharged loan from Director converted to additional paid-in capital	$ 3,731